SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 yr
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (in Yrs.) | yr	5.81	6.69
2.55 - 4.95 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,183,623
Weighted average remaining contractual life (in Yrs.)	8.85
Weighted average exercise price | $	$ 4.07
5.18 - 6.65 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	983,000
Weighted average remaining contractual life (in Yrs.)	5.15
Weighted average exercise price | $	$ 5.63
6.81 - 7.83 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	703,760
Weighted average remaining contractual life (in Yrs.)	3.08
Weighted average exercise price | $	$ 7.37
8.14 - 9.78 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	715,640
Weighted average remaining contractual life (in Yrs.)	5.79
Weighted average exercise price | $	$ 9.17
10.03 - 13.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	718,500
Weighted average remaining contractual life (in Yrs.)	4.44
Weighted average exercise price | $	$ 12.59
17.65 - 20.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	85,000
Weighted average remaining contractual life (in Yrs.)	5.37
Weighted average exercise price | $	$ 18.79
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	4,389,523
Weighted average remaining contractual life (in Yrs.)	5.81
Weighted average exercise price | $	$ 7.46